Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitment And Contingencies [Line Items]
Estimate of contingent sales tax payable	$ 1.8		$ 1.8		$ 1.9	$ 1.6
Rent expense	0.5	$ 0.5	0.9	$ 0.9	1.8	$ 1.9
Inventory purchase obligations	$ 21.2		$ 21.2		$ 33.8